Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers International Realty Fund, Inc.
Entity Central Index Key	0001309161
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class A
Trading Symbol	IRFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -1.09% total return in the six months ended June 30, 2026, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -2.05%, and the MSCI EAFE Index - net, which returned 9.44%.

Stock selection in Canada contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net,[1] due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust. Stock selection in Hong Kong also aided performance, due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection in France helped performance as well. The Fund had overweights in Klepierre and Mercialys, two retail landlords that benefited from resilient regional consumer spending.

Factors that detracted from relative performance included stock selection in Australia, as overweights in office company Dexus and real estate investment manager Charter Hall Group declined in the period. Stock selection in the U.K. also hindered performance, due in part to an underweight in logistics operator Segro, which rallied when U.S. industrial company Prologis announced an offer to acquire the company. Stock selection in Belgium detracted as well; the Fund's overweights in storage owner Shurgard Self Storage Europe and industrial company VGP struggled in the period.

Top contributors	Top detractors
Canada	Australia
Hong Kong	United Kingdom
France	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	-2.17%	-4.30%	2.00%
Without sales charge	2.44%	-3.41%	2.47%
MSCI EAFE Index - net	20.23%	9.05%	9.66%
FTSE EPRA ex-U.S. Index - net[1]	2.63%	-2.17%	1.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 243,640,657
Holdings Count | shares	64
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$243,640,657
Number of portfolio holdings (excluding derivatives)	64
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Sector diversification[4,6]	(%)
Diversified	51.8%
Industrials	12.5%
Retail	12.1%
Residential	7.3%
Office	6.0%
Health Care	3.9%
Data Centers	3.4%
Industrial Office	1.4%
Self Storage	1.1%
Other (includes short-term investments)	0.5%

Country diversification[4,6]	(%)
Japan	23.1%
Australia	17.3%
Singapore	9.3%
Hong Kong	8.6%
United Kingdom	8.4%
Canada	6.0%
France	5.8%
Germany	5.0%
Belgium	4.8%
Other (includes short-term investments)	11.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class C
Trading Symbol	IRFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$98	2.00%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -1.45% total return in the six months ended June 30, 2026, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -2.05%, and the MSCI EAFE Index - net, which returned 9.44%.

Stock selection in Canada contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net,[1] due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust. Stock selection in Hong Kong also aided performance, due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection in France helped performance as well. The Fund had overweights in Klepierre and Mercialys, two retail landlords that benefited from resilient regional consumer spending.

Factors that detracted from relative performance included stock selection in Australia, as overweights in office company Dexus and real estate investment manager Charter Hall Group declined in the period. Stock selection in the U.K. also hindered performance, due in part to an underweight in logistics operator Segro, which rallied when U.S. industrial company Prologis announced an offer to acquire the company. Stock selection in Belgium detracted as well; the Fund's overweights in storage owner Shurgard Self Storage Europe and industrial company VGP struggled in the period.

Top contributors	Top detractors
Canada	Australia
Hong Kong	United Kingdom
France	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	0.78%[2]	-4.04%	1.82%
Without sales charge	1.78%	-4.04%	1.82%
MSCI EAFE Index - net	20.23%	9.05%	9.66%
FTSE EPRA ex-U.S. Index - net[1]	2.63%	-2.17%	1.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 243,640,657
Holdings Count | shares	64
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$243,640,657
Number of portfolio holdings (excluding derivatives)	64
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Sector diversification[4,6]	(%)
Diversified	51.8%
Industrials	12.5%
Retail	12.1%
Residential	7.3%
Office	6.0%
Health Care	3.9%
Data Centers	3.4%
Industrial Office	1.4%
Self Storage	1.1%
Other (includes short-term investments)	0.5%

Country diversification[4,6]	(%)
Japan	23.1%
Australia	17.3%
Singapore	9.3%
Hong Kong	8.6%
United Kingdom	8.4%
Canada	6.0%
France	5.8%
Germany	5.0%
Belgium	4.8%
Other (includes short-term investments)	11.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class I
Trading Symbol	IRFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -1.01% total return in the six months ended June 30, 2026, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -2.05%, and the MSCI EAFE Index - net, which returned 9.44%.

Stock selection in Canada contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net,[1] due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust. Stock selection in Hong Kong also aided performance, due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection in France helped performance as well. The Fund had overweights in Klepierre and Mercialys, two retail landlords that benefited from resilient regional consumer spending.

Factors that detracted from relative performance included stock selection in Australia, as overweights in office company Dexus and real estate investment manager Charter Hall Group declined in the period. Stock selection in the U.K. also hindered performance, due in part to an underweight in logistics operator Segro, which rallied when U.S. industrial company Prologis announced an offer to acquire the company. Stock selection in Belgium detracted as well; the Fund's overweights in storage owner Shurgard Self Storage Europe and industrial company VGP struggled in the period.

Top contributors	Top detractors
Canada	Australia
Hong Kong	United Kingdom
France	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class I2	2.80%	-3.08%	2.83%
MSCI EAFE Index - net	20.23%	9.05%	9.66%
FTSE EPRA ex-U.S. Index - net[1]	2.63%	-2.17%	1.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 243,640,657
Holdings Count | shares	64
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$243,640,657
Number of portfolio holdings (excluding derivatives)	64
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Sector diversification[4,6]	(%)
Diversified	51.8%
Industrials	12.5%
Retail	12.1%
Residential	7.3%
Office	6.0%
Health Care	3.9%
Data Centers	3.4%
Industrial Office	1.4%
Self Storage	1.1%
Other (includes short-term investments)	0.5%

Country diversification[4,6]	(%)
Japan	23.1%
Australia	17.3%
Singapore	9.3%
Hong Kong	8.6%
United Kingdom	8.4%
Canada	6.0%
France	5.8%
Germany	5.0%
Belgium	4.8%
Other (includes short-term investments)	11.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class R
Trading Symbol	IRFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$74	1.50%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -1.24% total return in the six months ended June 30, 2026, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -2.05%, and the MSCI EAFE Index - net, which returned 9.44%.

Stock selection in Canada contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net,[1] due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust. Stock selection in Hong Kong also aided performance, due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection in France helped performance as well. The Fund had overweights in Klepierre and Mercialys, two retail landlords that benefited from resilient regional consumer spending.

Factors that detracted from relative performance included stock selection in Australia, as overweights in office company Dexus and real estate investment manager Charter Hall Group declined in the period. Stock selection in the U.K. also hindered performance, due in part to an underweight in logistics operator Segro, which rallied when U.S. industrial company Prologis announced an offer to acquire the company. Stock selection in Belgium detracted as well; the Fund's overweights in storage owner Shurgard Self Storage Europe and industrial company VGP struggled in the period.

Top contributors	Top detractors
Canada	Australia
Hong Kong	United Kingdom
France	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class R2	2.27%	-3.60%	2.33%
MSCI EAFE Index - net	20.23%	9.05%	9.66%
FTSE EPRA ex-U.S. Index - net[1]	2.63%	-2.17%	1.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 243,640,657
Holdings Count | shares	64
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$243,640,657
Number of portfolio holdings (excluding derivatives)	64
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Sector diversification[4,6]	(%)
Diversified	51.8%
Industrials	12.5%
Retail	12.1%
Residential	7.3%
Office	6.0%
Health Care	3.9%
Data Centers	3.4%
Industrial Office	1.4%
Self Storage	1.1%
Other (includes short-term investments)	0.5%

Country diversification[4,6]	(%)
Japan	23.1%
Australia	17.3%
Singapore	9.3%
Hong Kong	8.6%
United Kingdom	8.4%
Canada	6.0%
France	5.8%
Germany	5.0%
Belgium	4.8%
Other (includes short-term investments)	11.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class Z
Trading Symbol	IRFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -1.01% total return in the six months ended June 30, 2026, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -2.05%, and the MSCI EAFE Index - net, which returned 9.44%.

Stock selection in Canada contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net,[1] due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust. Stock selection in Hong Kong also aided performance, due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection in France helped performance as well. The Fund had overweights in Klepierre and Mercialys, two retail landlords that benefited from resilient regional consumer spending.

Factors that detracted from relative performance included stock selection in Australia, as overweights in office company Dexus and real estate investment manager Charter Hall Group declined in the period. Stock selection in the U.K. also hindered performance, due in part to an underweight in logistics operator Segro, which rallied when U.S. industrial company Prologis announced an offer to acquire the company. Stock selection in Belgium detracted as well; the Fund's overweights in storage owner Shurgard Self Storage Europe and industrial company VGP struggled in the period.

Top contributors	Top detractors
Canada	Australia
Hong Kong	United Kingdom
France	Belgium

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2026)
	1 Year	5 Years	10 Years
Class Z2	2.81%	-3.07%	2.81%
MSCI EAFE Index - net	20.23%	9.05%	9.66%
FTSE EPRA ex-U.S. Index - net[1]	2.63%	-2.17%	1.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 243,640,657
Holdings Count | shares	64
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$243,640,657
Number of portfolio holdings (excluding derivatives)	64
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%

Sector diversification[4,6]	(%)
Diversified	51.8%
Industrials	12.5%
Retail	12.1%
Residential	7.3%
Office	6.0%
Health Care	3.9%
Data Centers	3.4%
Industrial Office	1.4%
Self Storage	1.1%
Other (includes short-term investments)	0.5%

Country diversification[4,6]	(%)
Japan	23.1%
Australia	17.3%
Singapore	9.3%
Hong Kong	8.6%
United Kingdom	8.4%
Canada	6.0%
France	5.8%
Germany	5.0%
Belgium	4.8%
Other (includes short-term investments)	11.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	7.5%
Mitsui Fudosan Co. Ltd.	4.9%
Sumitomo Realty & Development Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Sun Hung Kai Properties Ltd.	3.5%
Mitsubishi Estate Co. Ltd.	3.5%
Scentre Group	2.8%
Primaris Real Estate Investment Trust	2.8%
Tritax Big Box REIT PLC	2.7%
Klepierre SA	2.6%